INCOME TAXES - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Provision for doubtful accounts	$ 2,163	$ 1,667
Inventory	4,510
Prepaid expenses and other current assets	5,629
Property and equipment, net	126
Accrued payroll and welfare	107	129
Accrued liabilities	345	377
Advertising fee	5
Employee education fee	13	5
Lease liabilities	536
Net operating loss carry forwards	10,738	8,178
Less valuation allowance	(23,636)	$ (10,356)
Deferred tax assets, net	536
Deferred tax liabilities
Right-of-use assets	(536)
Deferred income liabilities	$ (536)